Business combinations - Additional Information (Details) - COP ($) $ in Millions			12 Months Ended
	Nov. 29, 2019	Jan. 01, 2019	Dec. 31, 2019
Disclosure of detailed information about business combination [line items]
Description of acquiree			If the acquisition had occurred on January 1, 2019, management estimates that the consolidated revenue and net profit attributable to owners of the parent would have increased by COP$459,286 and COP$134,464, respectively.
Invercolsa [member]
Disclosure of detailed information about business combination [line items]
Percentage of interest held	51.88%
Percentage of interest acquired	8.53%
Revenue included in the consolidated profit or loss statement		$ 459,286	$ 72,712
Profits included in the consolidated profit or loss statement		$ 134,464	$ 18,198